Significant Estimates	12 Months Ended
Mar. 31, 2024
Disclosure of changes in accounting estimates [Abstract]
Significant Estimates [Text Block]

4.     Significant Estimates

(a)   Impairment and reversal of impairment of non-current assets

Plant and equipment, and equipment deposits are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-current financial assets that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

(b)   Useful economic life

Depreciation of data center equipment is an estimate of its expected life. In order to determine the useful life of computing equipment, assumptions are required about a range of computing industry market and economic factors, including required hash rates, technological changes, availability of hardware and other inputs.

(c)   Deferred and current taxes

The determination of the Company's tax expense for the year and deferred tax assets and liabilities involves significant estimation and judgement by management. In determining these amounts, management interprets tax legislation in a variety of jurisdictions and makes estimates of the expected timing of the reversal of deferred tax assets and liabilities, the deferral and deductibility of certain items and interpretation of the treatment for tax purposes of digital currencies by taxation authorities. Management also makes estimates of future earnings, which affect the extent to which potential future tax benefits may be used. The Company is subject to assessments by various taxation authorities, which may interpret legislation differently. These differences may affect the final amount or the timing of the payment of taxes. The Company provides for such differences where known based on management's best estimate of the probable outcome of these matters.